Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage and operating costs	$ 9,261	$ 8,022
Claims receivable	22,224	12,307
Prepaid other taxes	2,682	4,520
Advances for working capital purposes	18	18
Other	6,005	2,516
Total prepaid expenses and other current assets	$ 40,190	$ 27,383